Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Income [Line Items]
Total other income	$ 237,525	$ 882,238	$ 1,041,062
Interest income from financial institutions [Member]
Schedule of Other Income [Line Items]
Total other income	63,923	24,000	33,959
Unrealized gain on change in fair value of financial asset at FVTPL [Member]
Schedule of Other Income [Line Items]
Total other income			733,915
Commission fee income [Member]
Schedule of Other Income [Line Items]
Total other income		512,723
Gain on investment [Member]
Schedule of Other Income [Line Items]
Total other income	44,499	286,600	188,551
Consultancy fee income [Member]
Schedule of Other Income [Line Items]
Total other income	100,000
Gain on early termination of lease [Member]
Schedule of Other Income [Line Items]
Total other income	15,936
Reversal of impairment [Member]
Schedule of Other Income [Line Items]
Total other income			44,908
Sundries [Member]
Schedule of Other Income [Line Items]
Total other income	$ 13,167	$ 58,915	$ 39,729